Debt, cash and cash equivalents and lease liabilities - Summary of Interest Rate of Net Debt at Value on Redemption (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		€ 16,137	€ 16,531		€ 19,218		€ 20,250
Cash and cash equivalents		(7,441)	(8,710)	[1]	(12,736)	[1]	€ (10,098)	[1]
Net debt	[2]	8,772	7,793		6,437
Value on redemption after derivative instruments
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt			16,573		19,273
Cash and cash equivalents		(7,365)	(8,738)		(12,781)
Net debt		€ 8,806	€ 7,835		€ 6,492
Debt, percent			100.00%		100.00%
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt			€ 11,382		€ 16,386
Debt, percent		69.00%	69.00%		85.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt			€ 5,191		€ 2,886
Debt, percent		31.00%	31.00%		15.00%

[1]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[2]	(a)Net debt does not include lease liabilities, which amounted to €1,906 million as of December 31, 2024, €2,030 million as of December 31, 2023, and €2,181 million as of December 31, 2022 (see the maturity analysis at Note D.17.2.)